Revenue Recognition (Details) - Schedule of disaggregated revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 7,641,737	$ 3,478,814
Medical retail [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,709,628	2,337,024
Medical wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,320,644	379,706
Recreational wholesale [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,606,969	753,405
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,496	$ 8,679